UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04175

Dreyfus Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	04/30/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
April 30, 2018 (Unaudited)

	Principal
Description	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 27.6%
Cooperatieve Rabobank (Yankee)
2.06%, 5/9/18, 1 Month LIBOR + .16%	155,000,000	[a]	154,971,774
Credit Suisse AG (Yankee)
2.40%, 8/1/18	75,000,000		75,025,643
Mitsubishi UFJ Trust And Banking Corp/NY (Yankee)
2.03%, 8/7/18	75,000,000	[b]	74,935,755
Mitsubishi UFJ Trust And Banking Corp/NY (Yankee)
2.10%, 5/4/18, 1 Month LIBOR + .22%	50,000,000	[a,b]	50,012,715
Mitsubishi UFJ Trust And Banking Corp/NY (Yankee)
2.11%, 5/11/18, 1 Month LIBOR + .21%	55,000,000	[a,b]	55,011,132
Mizuho Bank Ltd./NY (Yankee)
2.07%, 5/31/18, 1 Month LIBOR + .17%	100,000,000	[a,b]	100,001,330
Mizuho Bank Ltd./NY (Yankee)
2.15%, 6/6/18	100,000,000	[b]	100,025,730
MUFG Bank Ltd (Yankee)
2.40%, 8/20/18	75,000,000		75,011,663
Nordea Bank AB (New York) (Yankee)
1.91%, 7/24/18	46,000,000	[b]	45,975,381
Norinchukin Bank/New York (Yankee)
2.10%, 5/10/18, 1 Month LIBOR + .20%	150,000,000	[a]	150,028,395
Oversea-Chinese Banking Corp. Ltd (Yankee)
2.19%, 5/8/18, 1 Month LIBOR + .30%	200,000,000	[a]	199,992,360
Sumitomo Mitsui Banking Corp/New York (Yankee)
2.10%, 5/10/18, 1 Month LIBOR + .20%	100,000,000	[a,b]	100,009,250
Sumitomo Mitsui Banking Corp/New York (Yankee)
2.47%, 7/24/18, 3 Month LIBOR + .11%	150,000,000	[a,b]	150,106,530
Sumitomo Mitsui Trust Bank Ltd./New York
(Yankee)
2.11%, 5/30/18, 1 Month LIBOR + .21%	150,000,000	[a,b]	149,977,560
Sumitomo Mitsui Trust Bank Ltd./New York
(Yankee)
2.16%, 5/29/18, 1 Month LIBOR + .26%	30,000,000	[a]	29,994,690
Wells Fargo Bank NA (Yankee)
2.10%, 5/8/18, 1 Month LIBOR + .20%	43,000,000	[a]	43,003,238
Wells Fargo Bank NA (Yankee)
2.13%, 5/8/18, 1 Month LIBOR + .24%	100,000,000	[a]	99,965,890
Wells Fargo Bank NA (Yankee)
2.14%, 5/14/18, 1 Month LIBOR + .25%	100,000,000	[a]	99,921,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Negotiable Bank Certificates of Deposit - 27.6%
(continued)
Wells Fargo Bank NA (Yankee)
2.17%, 5/30/18, 1 Month LIBOR + .27%	100,000,000	[a]	99,926,170
Total Negotiable Bank Certificates of Deposit
(cost $1,853,997,818)			1,853,896,626

Commercial Paper - 21.0%
Bedford Row Funding Corp.
2.24%, 5/3/18, 1 Month LIBOR + .35%	100,000,000	[a,b]	99,999,490
Bedford Row Funding Corp.
2.31%, 5/16/18, 1 Month LIBOR + .43%	100,000,000	[a,b]	100,015,770
Bedford Row Funding Corp.
2.58%, 6/20/18, 3 Month LIBOR + .29%	75,000,000	[a,b]	75,052,080
Collateralized Commercial Paper Co., LLC
2.18%, 5/8/18, 1 Month LIBOR + .30%	75,000,000	[a,b]	74,997,330
Commonwealth Bank of Australia
2.06%, 5/3/18, 1 Month LIBOR + .17%	95,000,000	[a,b]	94,992,637
Danske Corporation
2.09%, 6/6/18	130,000,000	[b]	129,738,791
General Electric Co.
1.71%, 5/1/18	100,000,000		99,995,380
ING (US) Funding LLC
1.91%, 8/1/18	150,000,000		149,107,200
ING (US) Funding LLC
2.10%, 5/11/18	48,000,000		47,973,235
Mitsubishi UFJ Trust And Banking Corp/NY
2.33%, 7/11/18	85,000,000	[b]	84,638,920
Neder Waterschapsbank
1.91%, 5/16/18	50,000,000	[b]	49,957,665
Oversea-Chinese Banking Corp. Ltd
1.87%, 7/10/18	50,000,000		49,787,495
Sumitomo Mitsui Trust Bank, Ltd
2.35%, 7/12/18	40,000,000	[b]	39,827,800
Sumitomo Mitsui Trust Bank, Ltd
2.35%, 7/16/18	75,000,000	[b]	74,653,980
United Overseas Bank Ltd
2.32%, 7/10/18	100,000,000		99,565,910
Westpac Banking Corp.
2.09%, 6/1/18, 1 Month LIBOR + .19%	50,000,000	[a,b]	49,981,660
Westpac Banking Corp.
2.30%, 5/8/18, 1 Month LIBOR + .40%	95,000,000	[a,b]	94,996,637
Total Commercial Paper
(cost $1,415,352,691)			1,415,281,980

Asset-Backed Commercial Paper - 9.7%
Antalis SA
2.16%, 6/5/18	55,650,000	[b]	55,540,592

	Principal
Description	Amount ($)		Value ($)
Asset-Backed Commercial Paper - 9.7%
(continued)
Antalis SA
2.26%, 6/14/18	52,760,000	[b]	52,627,773
Antalis SA
2.38%, 7/5/18	130,130,000	[b]	129,622,792
Collateralized Commercial Paper Co., LLC
2.04%, 8/1/18	75,000,000		74,543,723
Collateralized Commercial Paper Co., LLC
2.11%, 5/29/18	50,000,000	[b]	49,922,145
LMA Americas LLC
2.37%, 8/8/18	89,000,000	[b]	88,418,038
Matchpoint Finance PLC
2.10%, 5/29/18	100,000,000	[b]	99,837,840
Matchpoint Finance PLC
2.36%, 7/12/18	100,000,000	[b]	99,539,490
Total Asset-Backed Commercial Paper
(cost $650,081,942)			650,052,393

Time Deposits - 21.6%
Australia & New Zealand Banking Group (Grand
Cayman)
1.70%, 5/1/18	150,000,000		150,000,000
Credit Suisse AG (Grand Cayman)
1.70%, 5/1/18	200,000,000		200,000,000
DZ Bank AG
1.68%, 5/1/18	300,000,000		300,000,000
ING Bank (London)
1.72%, 5/2/18	100,000,000		100,000,000
Landesbank Hessen-Thuringen Girozentrale
1.70%, 5/1/18	200,000,000		200,000,000
National Bank Of Canada (Toronto)
1.68%, 5/1/18	200,000,000		200,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
1.69%, 5/1/18	300,000,000		300,000,000
Total Time Deposits
(cost $1,450,000,000)			1,450,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 20.2%
ABN AMRO Bank
Tri-Party Agreement thru BNY Mellon, 1.77%,
dated 4/30/18, due 5/1/18 in the amount of
$155,007,621 (fully collateralized by $39,500,631
Agency Collateralized Mortgage Obligations,
Interest Only, due 10/20/36-3/20/48, value
$9,133,888, $1,780,778 Agency Debentures and
Agency Strips, Interest Only, due 5/30/19-
2/14/28, value $1,767,729, $67,163,520 Agency
Mortgage-Backed Securities, Interest Only, due
7/1/24-1/1/48, value $47,023,362, $117,617,178
Corporate Debt Securities, 1.50%-9.46%, due
5/15/18-11/1/47, value $103,616,160 and
$27,556 Other Instrument (International debt),
2.19%, due 6/20/18, value $27,549)	155,000,000	155,000,000
BNP Paribas
Tri-Party Agreement thru BNY Mellon, 1.82%,
dated 4/30/18, due 5/1/18 in the amount of
$40,002,022 (fully collateralized by $7,010,396
Asset-Backed Securities, 0%-4.85%, due 2/18/20-
7/30/47, value $7,003,968, $30,771,663
Corporate Debt Securities, 0.25%-6.88%, due
3/30/20-12/31/99, value $31,084,236 and
$4,716,826 Private Label Collateralized Mortgage
Obligations, 2.18%-6.90%, due 12/25/25-
3/25/57, value $3,111,796)	40,000,000	40,000,000
BNP Paribas
Tri-Party Agreement thru BNY Mellon, 1.88%,
dated 4/30/18, due 5/1/18 in the amount of
$50,002,611 (fully collateralized by $53,504,386
Asset-Backed Securities, 0%-9.56%, due 4/24/22-
12/26/56, value $40,895,153 and $11,372,407
Corporate Debt Securities, 4.13%-10%, due
9/1/20-3/7/67, value $10,752,453)	50,000,000	50,000,000
Citigroup Global Markets Holdings Inc.
Tri-Party Agreement thru BNY Mellon, 1.83%,
dated 4/30/18, due 5/1/18 in the amount of
$300,015,250 (fully collateralized by
$2,886,247,253 Agency Collateralized Mortgage
Obligation, Interest Only, due 10/15/34-
12/25/57, value $324,000,000)	300,000,000	300,000,000
Credit Agricole CIB
Tri-Party Agreement thru BNY Mellon, 1.71%,
dated 4/30/18, due 5/1/18 in the amount of
$440,020,900 (fully collateralized by
$495,893,764 U.S. Treasuries (including strips),
0%-3.13%, due 5/3/18-8/15/44, value
$448,800,001)	440,000,000	440,000,000

	Principal
Description	Amount ($)	Value ($)
Repurchase Agreements - 20.2% (continued)
Deutsche Bank
Tri-Party Agreement thru BNY Mellon, 1.72%,
dated 4/30/18, due 5/1/18 in the amount of
$200,009,556 (fully collateralized by
$237,178,219 Asset-Backed Securities, 0%-4.50%,
due 10/15/18-8/15/44, value $204,000,011)	200,000,000	200,000,000
HSBC Securities
Tri-Party Agreement thru JPMorgan Chase Bank,
1.79%, dated 4/30/18, due 5/1/18 in the amount
of $75,003,729 (fully collateralized by $32,069,000
Asset-Backed Securities, 1.69%-3.18%, due
1/18/22-7/18/23, value $31,447,304 and
$46,742,000 Corporate Debt Securities, 1.13%-
3.60%, due 8/6/18-1/30/25, value $46,692,000)	75,000,000	75,000,000
Natixis
Tri-Party Agreement thru BNY Mellon, 1.91%,
dated 4/30/18, due 5/1/18 in the amount of
$100,000,000 (fully collateralized by
$198,408,611 Agency Collateralized Mortgage
Obligations, Interest Only, due 1/16/34-6/20/64,
value $12,308,846, $104,313,947 Agency
Debentures and Agency Strips, Interest Only, due
1/1/19-6/15/43, value $1,374,473, $196,004,403
Agency Mortgage-Backed Securities, Interest Only,
due 9/1/22-1/1/48, value $84,734,015 and
$3,963,100 U.S. Treasuries, 0.38%-8.75%, due
7/31/19-2/15/46, value $4,266,491)	100,000,000 [c]	100,000,000
Total Repurchase Agreements
(cost $1,360,000,000)		1,360,000,000
Total Investments (cost $6,729,432,451)	100.1%	6,729,230,999
Liabilities, Less Cash and Receivables	(.1%)	(5,145,250)
Net Assets	100.0%	6,724,085,749

[a] Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities amounted to
$2,370,416,813 or 35.25% of net assets.
[c] Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April
30, 2018 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At April 30, 2018, these securities amounted to $100,000,000 or 1.49% of net assets.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
April 30, 2018 (Unaudited)

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed Commercial
Paper†	-	650,052,393	-	650,052,393
Commercial Paper†	-	825,246,376	-	825,246,376
Negotiable Bank Certificates of
Deposit†	-	370,974,172	-	370,974,172
Repurchase Agreements†	-	1,360,000,000	-	1,360,000,000
Time Deposits†	-	1,450,000,000	-	1,450,000,000
Variable Rate Demand Notes†	-	2,072,958,058	-	2,072,958,058

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards

Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service

(the “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

At April 30, 2018, accumulated net unrealized depreciation on investments was $201,452, consisting of $483,066 gross unrealized appreciation and $684,518 gross unrealized depreciation.

NOTES

At April 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)